Income Taxes - Summary of Income Tax Contingencies (Detail) - USD ($) $ in Thousands	1 Months Ended	11 Months Ended	12 Months Ended
	Jan. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Income Tax Contingency [Line Items]
Balance, beginning of period	$ 1,296	$ 1,290	$ 1,384
Increases for tax positions related to prior years	4	51	48
Decreases for tax positions related to prior years	(10)	0	(136)
Balance, end of period	$ 1,290	$ 1,341	$ 1,296